Note 19 - Tax assets and liabilities - Secured tax assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions [Member]
Secured Tax Assets Line Items
Secured Tax Assets, broken down	€ 1,897	€ 1,901	€ 1,904
Impairment Losses [Member]
Secured Tax Assets Line Items
Secured Tax Assets, broken down	7,536	7,530	7,632
Total [Member]
Secured Tax Assets Line Items
Secured Tax Assets, broken down	€ 9,433	€ 9,431	€ 9,536